Consolidated Statements of Operations and other Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Cost of revenue net of government subsidies	$ 4,148	$ 2,550
General and administrative expenses net of government subsidies	318	68
Other operating income, net of government subsidies	$ 8	$ 202